Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for PEO-1[1]	Summary Compensation Table Total for PEO-2[2]	Compensation Actually Paid to PEO-1[3]	Compensation Actually Paid to PEO-2[4]	Average Summary Compensation Table Total for Non-PEO NEOs[5]	Average Compensation Actually Paid to Non-PEO NEOs[6]	Value of Initial Fixed $100 Investment Based On Company Total Shareholder Return[7]	Net Income[8]
2024	$1,644,593	$2,817,572	$1,945,535	$3,554,309	$1,047,181	$1,107,039	$51	$(18,852,261)
2023	—	967,352	—	924,891	623,793	646,314	38	(7,349,360)
2022	—	714,915	—	497,718	515,729	460,821	41	(4,469,498)

Named Executive Officers, Footnote	This column represents the amount of total compensation reported for Patrick J. Venetucci (our Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this proxy statement.
2.This column represents the amount of total compensation reported for Edward H. Murphy (our former Chairman, President, and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this proxy statement.

Peer Group Issuers, Footnote		This column represents cumulative Company total shareholder return TSR, calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.
Adjustment To PEO Compensation, Footnote	This column represents the amount of “compensation actually paid” to Mr. Venetucci, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Venetucci during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments described below under Summary of Adjustments Table (PEO) were made to Mr. Venetucci’s total compensation for fiscal year 2024 to determine the “compensation actually paid” to Mr. Venetucci for fiscal year 2024.
4.This column represents the amount of “compensation actually paid” to Mr. Murphy, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Murphy during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments described below under Summary of Adjustments Table (PEO) were made to Mr. Murphy’s total compensation to determine the “compensation actually paid” to Mr. Murphy for the applicable fiscal year.
Summary of Adjustments Table (PEO)

Fiscal Year	Reported Summary Compensation Table Total for PEO-1	Reported Summary Compensation Table Total for PEO-2	Reported Summary Compensation Table Value of PEO-1 Equity Awards	Reported Summary Compensation Table Value of PEO-2 Equity Awards	Adjusted Value of Equity Awards PEO-1	Adjusted Value of Equity Awards PEO-2	Compensation Actually Paid to PEO-1	Compensation Actually Paid to PEO-2
	(a)	(b)	(c)	(c)	(d)	(d)
2024	$1,644,593	$2,817,572	$1,510,432	$439,876	$1,811,374	$1,176,613	$1,945,535	$3,554,309
2023	—	967,352	—	557,165	—	514,704	—	924,891
2022	—	714,915	—	305,493	—	88,296	—	497,718
(a)This column represents the amount of total compensation reported for Mr. Venetucci (PEO-1) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this proxy statement.
(b)This column represents the amount of total compensation reported for Mr. Murphy (PEO-2) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this proxy statement.
(c)These columns represent the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table in this proxy statement. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid to the NEOs as a group for the applicable fiscal year.
(d)These columns include an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year (a “Subject Year”). For a Subject Year, the adjusted value replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the PEO to arrive at “compensation actually paid” to the PEO for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted average amount are as follows:
Adjustments to Remeasure Equity Awards at FMV (PEO)

	Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at Fiscal Year End Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
PEO 1	2024	$1,678,215	$—	$133,144	$15	$—	$—	$1,811,374
	2023	—	—	—	—	—	—	—
	2022	—	—	—	—	—	—	—

PEO 2	2024	—	657,198	520,963	(1,548)	—	—	1,176,613
	2023	467,088	4,112	32,170	11,334	—	—	514,704
	2022	146,180	(87,967)	28,432	1,651	—	—	88,296
The fair value or change in fair value, as applicable, of stock awards and option awards for the PEOs was determined by reference to, (1) for restricted stock, the closing price of our common stock on the applicable measurement date, (2) for
		performance-based restricted stock units (excluding market-conditioned (relative total shareholder return (TSR) based) performance-based restricted stock units), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date, (3) for market-conditioned performance-based restricted stock units, a Monte Carlo simulation as of the applicable measurement date and (4) for stock options, the fair value or change in fair value, as applicable, was determined by utilizing the Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.
Non-PEO NEO Average Total Compensation Amount		$ 1,047,181	$ 623,793	$ 515,729
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,107,039	646,314	460,821
Adjustment to Non-PEO NEO Compensation Footnote	This column represents the average of the amounts reported for the Company’s named executive officers as determined in accordance with Item 402(m)(2) of Regulation S-K as a group (excluding Messrs. Venetucci and Murphy) (NEOs), as reported in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s proxy statement for the applicable fiscal year. The names of each of the NEOs (excluding Messrs. Venetucci and Murphy) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2024, Messrs. Schram and Biere; (ii) for 2023, Messrs. Schram and Biere; and (iii) for 2022, Messrs. Schram and Biere.
6.This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Venetucci and Murphy), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Venetucci and Murphy) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments described below under Summary of Adjustments (NEOs) were made to total compensation for each NEO (excluding Messrs. Venetucci and Murphy) for the applicable fiscal year to determine the compensation actually paid to each NEO, using the same adjustment methodology described in Note (d) to the Summary of Adjustments Table (PEO), and then were averaged to present the amounts in the Summary of Adjustments (NEOs) table.
Summary of Adjustments Table (NEO)

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,047,181	$195,728	$255,586	$1,107,039
2023	$623,793	$147,155	$169,676	$646,314
2022	515,729	62,374	7,466	460,821
(a)This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Messrs. Venetucci and Murphy) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in this proxy statement for the applicable fiscal year.
(b)This column represents the average of the total amounts reported for the NEOs as a group (excluding Messrs. Venetucci and Murphy) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in this proxy statement for the applicable fiscal year. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
(c)This column includes an adjustment to the average of the amounts reported for the NEOs as a group (excluding Messrs. Venetucci and Murphy) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable fiscal year determined using the same methodology described above in Note 2(d) to the Summary of Adjustments Table (PEO). For each fiscal year, the adjusted value replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Messrs. Venetucci and Murphy) to arrive at “compensation actually paid” to each NEO (excluding Messrs. Venetucci and Murphy) for that fiscal year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Messrs. Venetucci and Murphy) for that fiscal year. The amounts added or subtracted to determine the adjusted average amount are as follows:
Summary of Adjustments Table (NEO)

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at Fiscal Year End Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards
2024	$48,666	$115,796	$91,344	$(220)	$—	$—	$255,586
2023	125,529	35,320	8,302	525	—	—	169,676
2022	21,742	(23,030)	7,865	889	—	—	7,466

The fair value or change in fair value, as applicable, of stock awards and stock options for NEOs was determined using the same methodology described above in Note 2(d) to the Summary of Adjustments Table (PEO).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Company TSR
The compensation actually paid to PEO 1, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $1,945,535 for 2024. The compensation actually paid to PEO 2, as computed in accordance with the requirements of Item 401(v) of Regulation S-K, was $3,554,309, $924,891, and $497,718. The average amount of compensation actually paid to the NEOs as a group (excluding both PEOs) as computed in accordance with Item 402(v) of Regulation S-K, was $1,107,039, 646,314, and $460,821 for 2024, 2023, and 2022, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $51, $38 and $41 for 2024, 2023, and 2022, respectively. While “compensation actually paid” increased, the value of a $100 fixed investment in the Company decreased, in each case during the period covered by the Pay Versus Performance Table. Please see Note 5 above for additional information related to the computation of Company TSR.
The Company’s compensation actually paid to its Principal Executive Officers (“PEOs”) and the average compensation actually paid to its other Named Executive Officers (“NEOs”) has not been directly correlated with total shareholder return (“TSR”) or net income over the periods presented. While compensation actually paid increased in 2024 compared to prior years, the Company’s TSR decreased during the same period, reflecting a decline in shareholder value based on a hypothetical $100 investment. Similarly, the Company’s reported net loss for 2024 reflects the impact of broader market and operational factors that are not directly tied to annual changes in compensation outcomes. The Compensation Committee considers multiple performance metrics—including revenue growth, profitability improvement, and long-term strategic objectives—when determining executive pay, and as a result, compensation actually paid may not always move in tandem with TSR or net income trends.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Company Net Income
The compensation actually paid to our PEOs (including Messers. Venetucci and Murphy) as a group, as computed in accordance with the requirements of Item 402(v) of Regulation S-K for 2024 was $5,499,844. The compensation actually paid to our PEO as computed in accordance with the requirements of Item 402(v) of Regulation S-K was $924,891 and $497,718 for 2023, and 2022, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Messers. Murphy and Venetucci), as computed in accordance with Item 402(v) of Regulation S-K, was $1,107,039, 646,314 and $646,314 for 2024, 2023, and 2022 respectively. The Company’s net loss, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was 18,852,261, 7,349,360, and 4,469,498 for 2024, 2023, and 2022 respectively. While “compensation actually paid” increased, the Company’s net income decreased, in each case during the period covered by the Pay Versus Performance Table.

Total Shareholder Return Amount		$ 51	38	41
Net Income (Loss)		$ (18,852,261)	$ (7,349,360)	$ (4,469,498)
PEO Name		Patrick J. Venetucci	Edward H. Murphy	Edward H. Murphy
Additional 402(v) Disclosure		This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Patrick J. Venetucci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,644,593
PEO Actually Paid Compensation Amount		1,945,535
Edward H Murphy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,817,572	$ 967,352	$ 714,915
PEO Actually Paid Compensation Amount		3,554,309	924,891	497,718
PEO | Patrick J. Venetucci [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,510,432)
PEO | Patrick J. Venetucci [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,811,374
PEO | Patrick J. Venetucci [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,678,215
PEO | Patrick J. Venetucci [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Patrick J. Venetucci [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		133,144
PEO | Patrick J. Venetucci [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		15
PEO | Patrick J. Venetucci [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Patrick J. Venetucci [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Edward H Murphy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(439,876)	(557,165)	(305,493)
PEO | Edward H Murphy [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,176,613	514,704	88,296
PEO | Edward H Murphy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	467,088	146,180
PEO | Edward H Murphy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		657,198	4,112	(87,967)
PEO | Edward H Murphy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		520,963	32,170	28,432
PEO | Edward H Murphy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,548)	11,334	1,651
PEO | Edward H Murphy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Edward H Murphy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(195,728)	(147,155)	(62,374)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		255,586	169,676	7,466
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		48,666	125,529	21,742
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		115,796	35,320	(23,030)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		91,344	8,302	7,865
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(220)	525	889
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0